Condensed Consolidated Statement of Changes in Equity (Unaudited) - EUR (€) € in Thousands	Number of shares outstanding	Share capital	Share premium	Share-based payment reserve	Retained earnings	Total
Balance at Dec. 31, 2021		€ 2	€ 213,477	€ 463	€ (164,430)	€ 49,512
Balance (in Shares) at Dec. 31, 2021	13,123,723
Loss during the year					(27,347)	(27,347)
Total comprehensive income for the year					(27,347)	(27,347)
Issue of share capital:
ATM – share sales			3,679			3,679
ATM – share sales (in Shares)	681,926
Share based payments:
Equity-settled share-based compensation				3,509		3,509
Balance at Dec. 31, 2022		2	217,156	3,972	(191,777)	29,353
Balance (in Shares) at Dec. 31, 2022	13,805,649
Loss during the year					(31,016)	(31,016)
Total comprehensive income for the year
Total comprehensive income for the year (in Shares)
Issue of share capital:
Equity incentive plan
Equity incentive plan (in Shares)	10,000
ATM – share sales			3,001			3,001
ATM – share sales (in Shares)	1,103,368
Share based payments:
Share based payments				(1,042)		(1,042)
Share based payments:
Equity-settled share-based compensation				2,435		2,435
Balance at Dec. 31, 2023		2	220,157	5,365	(222,793)	2,731
Balance (in Shares) at Dec. 31, 2023	14,919,017
Loss during the year					(7,948)	(7,948)
Total comprehensive income for the year		2	220,157	5,365	(230,741)	(5,217)
Total comprehensive income for the year (in Shares)	14,919,017
Macquarie - Convertible Note			84			84
Macquarie - Convertible Note (in Shares)	89,792
Issue of share capital:
Equity incentive plan			613			613
Equity incentive plan (in Shares)	107,500
ATM – share sales			5,941			5,941
ATM – share sales (in Shares)	2,345,452
Share based payments:
Share based payments				(613)		(613)
Share based payments:
Equity-settled share-based compensation				1,045		1,045
Balance at Jun. 30, 2024		€ 2	€ 226,795	€ 5,797	€ (230,741)	€ 1,852
Balance (in Shares) at Jun. 30, 2024	17,461,761